UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3759

Variable Insurance Products Fund IV

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Discretionary Portfolio

September 30, 2017

VCI-QTLY-1117
1.807732.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Auto Components - 0.0%
Auto Parts & Equipment - 0.0%
Tenneco, Inc.	200	$12,134
Automobiles - 2.4%
Automobile Manufacturers - 2.4%
Ferrari NV	2,600	287,248
Tesla, Inc. (a)	8,400	2,865,240
Thor Industries, Inc.	700	88,137
		3,240,625
Beverages - 1.0%
Distillers & Vintners - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	5,600	1,116,920
Soft Drinks - 0.2%
Monster Beverage Corp. (a)	3,390	187,298

TOTAL BEVERAGES		1,304,218

Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	6,300	216,531
Distributors - 0.8%
Distributors - 0.8%
LKQ Corp. (a)	22,300	802,577
Pool Corp.	2,500	270,425
		1,073,002
Diversified Consumer Services - 0.3%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	1,900	167,694
Specialized Consumer Services - 0.2%
Service Corp. International	2,200	75,900
ServiceMaster Global Holdings, Inc. (a)	4,700	219,631
		295,531

TOTAL DIVERSIFIED CONSUMER SERVICES		463,225

Food & Staples Retailing - 1.2%
Food Distributors - 0.8%
Performance Food Group Co. (a)	41,000	1,158,250
Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp.	3,100	509,299

TOTAL FOOD & STAPLES RETAILING		1,667,549

Hotels, Restaurants & Leisure - 23.9%
Casinos & Gaming - 4.1%
Caesars Entertainment Corp. (a)	4,000	53,400
Churchill Downs, Inc.	2,400	494,880
Eldorado Resorts, Inc. (a)	2,724	69,871
Las Vegas Sands Corp.	40,059	2,570,185
Melco Crown Entertainment Ltd. sponsored ADR	12,200	294,264
MGM Mirage, Inc.	44,200	1,440,478
Penn National Gaming, Inc. (a)	10,700	250,273
Wynn Resorts Ltd.	2,500	372,300
		5,545,651
Hotels, Resorts & Cruise Lines - 7.0%
Hilton Grand Vacations, Inc.	6,911	266,972
Hilton, Inc.	37,700	2,618,265
Marriott International, Inc. Class A	11,900	1,312,094
Marriott Vacations Worldwide Corp.	5,500	684,915
Royal Caribbean Cruises Ltd.	19,000	2,252,260
Wyndham Worldwide Corp.	22,200	2,340,102
		9,474,608
Leisure Facilities - 1.3%
Cedar Fair LP (depositary unit)	2,000	128,240
Vail Resorts, Inc.	7,480	1,706,338
		1,834,578
Restaurants - 11.5%
ARAMARK Holdings Corp.	12,700	515,747
Chipotle Mexican Grill, Inc. (a)	1,360	418,649
Darden Restaurants, Inc.	9,300	732,654
Dave & Buster's Entertainment, Inc. (a)	15,500	813,440
Del Taco Restaurants, Inc. (a)	23,000	352,820
Domino's Pizza, Inc.	1,100	218,405
Dunkin' Brands Group, Inc.	7,100	376,868
Jack in the Box, Inc.	9,800	998,816
McDonald's Corp.	15,300	2,397,204
Papa John's International, Inc.	9,300	679,551
Restaurant Brands International, Inc.	4,100	261,953
Ruth's Hospitality Group, Inc.	15,300	320,535
Shake Shack, Inc. Class A (a)	4,600	152,858
Starbucks Corp.	95,370	5,122,323
Texas Roadhouse, Inc. Class A	8,600	422,604
U.S. Foods Holding Corp. (a)	35,300	942,510
Wingstop, Inc.	4,900	162,925
Yum! Brands, Inc.	10,000	736,100
		15,625,962

TOTAL HOTELS, RESTAURANTS & LEISURE		32,480,799

Household Durables - 1.1%
Consumer Electronics - 0.0%
Roku, Inc. Class A	1,207	32,034
Home Furnishings - 0.1%
Mohawk Industries, Inc. (a)	300	74,253
Homebuilding - 0.9%
Cavco Industries, Inc. (a)	100	14,755
D.R. Horton, Inc.	13,900	555,027
Lennar Corp. Class A	7,300	385,440
TRI Pointe Homes, Inc. (a)	16,000	220,960
		1,176,182
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	38,908	207,699

TOTAL HOUSEHOLD DURABLES		1,490,168

Household Products - 0.3%
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	4,149	439,462
Internet & Direct Marketing Retail - 19.1%
Internet & Direct Marketing Retail - 19.1%
Amazon.com, Inc. (a)	21,638	20,801,691
Boohoo.Com PLC (a)	67,500	191,302
Liberty Interactive Corp. QVC Group Series A (a)	39,600	933,372
Netflix, Inc. (a)	12,100	2,194,335
Priceline Group, Inc. (a)	1,000	1,830,820
Wayfair LLC Class A (a)	900	60,660
		26,012,180
Internet Software & Services - 0.9%
Internet Software & Services - 0.9%
2U, Inc. (a)	1,700	95,268
Alphabet, Inc. Class A (a)	700	681,604
Facebook, Inc. Class A (a)	2,600	444,262
		1,221,134
IT Services - 0.2%
Data Processing & Outsourced Services - 0.2%
Global Payments, Inc.	2,200	209,066
PayPal Holdings, Inc. (a)	1,100	70,433
		279,499
Leisure Products - 0.6%
Leisure Products - 0.6%
Mattel, Inc. (b)	53,300	825,084
Media - 17.5%
Cable & Satellite - 10.8%
Charter Communications, Inc. Class A (a)	23,577	8,568,353
Comcast Corp. Class A	142,780	5,494,174
DISH Network Corp. Class A (a)	4,500	244,035
Naspers Ltd. Class N	1,540	332,143
		14,638,705
Movies & Entertainment - 6.7%
Cinemark Holdings, Inc.	3,900	141,219
Liberty Media Corp. Liberty Formula One Group Series C (a)	4,100	156,169
The Walt Disney Co.	90,157	8,886,775
		9,184,163

TOTAL MEDIA		23,822,868

Multiline Retail - 4.7%
General Merchandise Stores - 4.7%
B&M European Value Retail S.A.	88,933	461,904
Dollar General Corp.	7,100	575,455
Dollar Tree, Inc. (a)	60,642	5,264,938
Ollie's Bargain Outlet Holdings, Inc. (a)	1,500	69,600
		6,371,897
Personal Products - 0.2%
Personal Products - 0.2%
Herbalife Ltd. (a)	3,600	244,188
Real Estate Management & Development - 0.0%
Real Estate Services - 0.0%
Redfin Corp.	300	7,527
Specialty Retail - 18.3%
Apparel Retail - 5.3%
Burlington Stores, Inc. (a)	10,700	1,021,422
Foot Locker, Inc.	4,000	140,880
Inditex SA	6,631	249,990
L Brands, Inc.	5,600	233,016
Ross Stores, Inc.	45,382	2,930,316
TJX Companies, Inc.	35,017	2,581,803
		7,157,427
Automotive Retail - 2.5%
AutoZone, Inc. (a)	2,300	1,368,753
O'Reilly Automotive, Inc. (a)	9,473	2,040,200
		3,408,953
Home Improvement Retail - 10.2%
Home Depot, Inc.	82,300	13,460,988
Lowe's Companies, Inc.	5,100	407,694
		13,868,682
Specialty Stores - 0.3%
Ulta Beauty, Inc.	2,100	474,726

TOTAL SPECIALTY RETAIL		24,909,788

Technology Hardware, Storage & Peripherals - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	4,000	616,480
Textiles, Apparel & Luxury Goods - 6.0%
Apparel, Accessories & Luxury Goods - 2.3%
adidas AG	2,116	478,672
Carter's, Inc.	4,900	483,875
Coach, Inc.	6,800	273,904
G-III Apparel Group Ltd. (a)	6,100	177,022
LVMH Moet Hennessy - Louis Vuitton SA	1,718	474,919
PVH Corp.	9,900	1,247,994
		3,136,386
Footwear - 3.7%
NIKE, Inc. Class B	95,770	4,965,675

TOTAL TEXTILES, APPAREL & LUXURY GOODS		8,102,061

TOTAL COMMON STOCKS
(Cost $102,310,420)		134,800,419

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.09%(c)	944,891	945,080
Fidelity Securities Lending Cash Central Fund 1.10%(c)(d)	825,059	825,224
TOTAL MONEY MARKET FUNDS
(Cost $1,770,222)		1,770,304
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $104,080,642)		136,570,723
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(704,101)
NET ASSETS - 100%		$135,866,622

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,047
Fidelity Securities Lending Cash Central Fund	35,078
Total	$47,125

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$134,800,419	$134,075,510	$724,909	$--
Money Market Funds	1,770,304	1,770,304	--	--
Total Investments in Securities:	$136,570,723	$135,845,814	$724,909	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$2,682,731

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Materials Portfolio

September 30, 2017

VMATP-QTLY-1117
1.856922.110

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Chemicals - 61.8%
Commodity Chemicals - 8.3%
LyondellBasell Industries NV Class A	49,716	$4,924,370
Tronox Ltd. Class A	42,232	891,095
Westlake Chemical Corp.	14,200	1,179,878
		6,995,343
Diversified Chemicals - 25.2%
DowDuPont, Inc.	255,497	17,688,057
Eastman Chemical Co.	18,635	1,686,281
The Chemours Co. LLC	35,200	1,781,472
		21,155,810
Fertilizers & Agricultural Chemicals - 8.6%
Agrium, Inc.	8,100	868,068
CF Industries Holdings, Inc.	28,100	987,996
FMC Corp.	17,200	1,536,132
Monsanto Co.	18,527	2,219,905
The Scotts Miracle-Gro Co. Class A	16,200	1,576,908
		7,189,009
Industrial Gases - 3.2%
Air Products & Chemicals, Inc.	16,500	2,495,130
Linde AG	1,000	207,948
		2,703,078
Specialty Chemicals - 16.5%
Axalta Coating Systems (a)	28,800	832,896
Celanese Corp. Class A	3,802	396,435
Ecolab, Inc.	19,328	2,485,774
Frutarom Industries Ltd.	7,600	584,599
Platform Specialty Products Corp. (a)	91,900	1,024,685
PPG Industries, Inc.	20,100	2,184,066
Sensient Technologies Corp.	1,600	123,072
Sherwin-Williams Co.	11,700	4,189,068
W.R. Grace & Co.	28,546	2,059,594
		13,880,189

TOTAL CHEMICALS		51,923,429

Construction Materials - 4.7%
Construction Materials - 4.7%
CRH PLC sponsored ADR	11,200	424,032
Eagle Materials, Inc.	24,188	2,580,860
Summit Materials, Inc.	30,000	960,900
		3,965,792
Containers & Packaging - 17.1%
Metal & Glass Containers - 6.5%
Aptargroup, Inc.	9,500	819,945
Ball Corp.	91,200	3,766,560
Berry Global Group, Inc. (a)	15,100	855,415
		5,441,920
Paper Packaging - 10.6%
Avery Dennison Corp.	10,200	1,003,068
Graphic Packaging Holding Co.	218,700	3,050,865
Packaging Corp. of America	10,500	1,204,140
WestRock Co.	64,298	3,647,626
		8,905,699

TOTAL CONTAINERS & PACKAGING		14,347,619

Metals & Mining - 13.1%
Copper - 2.4%
Freeport-McMoRan, Inc. (a)	144,700	2,031,588
Diversified Metals & Mining - 2.3%
Alcoa Corp.	20,100	937,062
Glencore Xstrata PLC	168,393	771,711
Ivanhoe Mines Ltd. (a)	62,800	199,812
		1,908,585
Gold - 4.8%
Franco-Nevada Corp.	7,000	542,272
Newmont Mining Corp.	71,400	2,678,214
Randgold Resources Ltd. sponsored ADR	7,900	771,514
		3,992,000
Steel - 3.6%
JFE Holdings, Inc.	11,200	218,725
Reliance Steel & Aluminum Co.	12,400	944,508
Steel Dynamics, Inc.	55,000	1,895,850
		3,059,083

TOTAL METALS & MINING		10,991,256

Trading Companies & Distributors - 1.3%
Trading Companies & Distributors - 1.3%
Univar, Inc. (a)	38,800	1,122,484
TOTAL COMMON STOCKS
(Cost $62,943,379)		82,350,580

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.09%(b)
(Cost $1,774,252)	1,773,897	1,774,252
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $64,717,631)		84,124,832
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(125,263)
NET ASSETS - 100%		$83,999,569

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,847
Fidelity Securities Lending Cash Central Fund	1,588
Total	$10,435

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$82,350,580	$82,142,632	$207,948	$--
Money Market Funds	1,774,252	1,774,252	--	--
Total Investments in Securities:	$84,124,832	$83,916,884	$207,948	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Health Care Portfolio

September 30, 2017

VHC-QTLY-1117
1.807727.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Biotechnology - 31.6%
Biotechnology - 31.6%
Ablynx NV (a)(b)	255,000	$3,713,057
AC Immune SA (b)	108,200	1,222,660
Acorda Therapeutics, Inc. (a)	160,000	3,784,000
Advanced Accelerator Applications SA sponsored ADR (a)(b)	61,100	4,131,582
Advaxis, Inc. (a)(b)	100,000	418,000
Alexion Pharmaceuticals, Inc. (a)	66,000	9,259,140
Alnylam Pharmaceuticals, Inc. (a)	60,000	7,049,400
Amgen, Inc.	410,000	76,444,500
Amicus Therapeutics, Inc. (a)	220,000	3,317,600
AnaptysBio, Inc. (b)	64,000	2,236,800
Ascendis Pharma A/S sponsored ADR (a)	85,700	3,106,625
Audentes Therapeutics, Inc. (a)	66,000	1,848,660
BeiGene Ltd. ADR (a)(b)	43,600	4,510,856
Biogen, Inc. (a)	66,000	20,665,920
BioMarin Pharmaceutical, Inc. (a)	80,000	7,445,600
Bioverativ, Inc.	80,000	4,565,600
bluebird bio, Inc. (a)	25,700	3,529,895
Blueprint Medicines Corp. (a)	100,000	6,967,000
Calithera Biosciences, Inc. (a)(b)	80,000	1,260,000
Cellectis SA sponsored ADR (a)(b)	86,200	2,452,390
Curis, Inc. (a)	300,000	447,000
Cytokinetics, Inc. (a)	100,000	1,450,000
CytomX Therapeutics, Inc. (a)	57,000	1,035,690
Epizyme, Inc. (a)	137,000	2,609,850
Five Prime Therapeutics, Inc. (a)	43,700	1,787,767
Heron Therapeutics, Inc. (a)(b)	72,775	1,175,316
Insmed, Inc. (a)	288,213	8,995,128
Intercept Pharmaceuticals, Inc. (a)(b)	33,092	1,920,660
La Jolla Pharmaceutical Co. (a)	34,700	1,206,866
Loxo Oncology, Inc. (a)	56,000	5,158,720
Neurocrine Biosciences, Inc. (a)	104,507	6,404,189
Prothena Corp. PLC (a)	5,000	323,850
Puma Biotechnology, Inc. (a)(b)	37,000	4,430,750
Regeneron Pharmaceuticals, Inc. (a)	10,000	4,471,200
Spark Therapeutics, Inc. (a)(b)	60,951	5,434,391
TESARO, Inc. (a)(b)	88,000	11,360,800
Vertex Pharmaceuticals, Inc. (a)	86,000	13,075,440
Xencor, Inc. (a)	127,800	2,929,176
Zai Lab Ltd. ADR (b)	19,938	538,326
		242,684,404
Diversified Consumer Services - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc.	83,959	2,149,350
Diversified Financial Services - 0.4%
Other Diversified Financial Services - 0.4%
RPI International Holdings LP (c)(d)	21,133	2,885,183
Food & Staples Retailing - 2.5%
Drug Retail - 2.5%
CVS Health Corp.	240,000	19,516,800
Health Care Equipment & Supplies - 21.5%
Health Care Equipment - 21.5%
Atricure, Inc. (a)	180,000	4,026,600
Becton, Dickinson & Co.	186,000	36,446,700
Boston Scientific Corp. (a)	1,400,000	40,838,000
DexCom, Inc. (a)(b)	180,000	8,806,500
Fisher & Paykel Healthcare Corp.	280,000	2,584,678
Insulet Corp. (a)	128,000	7,050,240
Integra LifeSciences Holdings Corp. (a)	144,000	7,269,120
Intuitive Surgical, Inc. (a)	22,500	23,532,300
Medtronic PLC	240,000	18,664,800
Penumbra, Inc. (a)	88,500	7,991,550
Wright Medical Group NV (a)	315,000	8,149,050
		165,359,538
Health Care Providers & Services - 18.8%
Health Care Distributors & Services - 0.9%
Amplifon SpA	180,000	2,735,862
EBOS Group Ltd.	350,000	4,330,550
		7,066,412
Health Care Facilities - 2.2%
HCA Holdings, Inc. (a)	88,000	7,003,920
Tenet Healthcare Corp. (a)(b)	155,000	2,546,650
Universal Health Services, Inc. Class B	66,000	7,322,040
		16,872,610
Health Care Services - 2.2%
American Renal Associates Holdings, Inc. (a)(b)	100,000	1,497,000
Premier, Inc. (a)	80,000	2,605,600
Teladoc, Inc. (a)	285,201	9,454,413
United Drug PLC (United Kingdom)	280,000	3,187,324
		16,744,337
Managed Health Care - 13.5%
Aetna, Inc.	16,000	2,544,160
Cigna Corp.	152,000	28,414,880
Humana, Inc.	67,000	16,323,210
UnitedHealth Group, Inc.	286,000	56,013,100
		103,295,350

TOTAL HEALTH CARE PROVIDERS & SERVICES		143,978,709

Health Care Technology - 4.1%
Health Care Technology - 4.1%
athenahealth, Inc. (a)	74,100	9,215,076
Castlight Health, Inc. (a)	104,900	451,070
Cerner Corp. (a)	172,800	12,324,096
Evolent Health, Inc. (a)(b)	210,000	3,738,000
HealthStream, Inc. (a)	80,000	1,869,600
Medidata Solutions, Inc. (a)	48,000	3,746,880
		31,344,722
Internet Software & Services - 0.9%
Internet Software & Services - 0.9%
Benefitfocus, Inc. (a)(b)	200,000	6,730,000
Life Sciences Tools & Services - 0.9%
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	110,000	7,062,000
Pharmaceuticals - 16.5%
Pharmaceuticals - 16.5%
Allergan PLC	218,000	44,679,100
Astellas Pharma, Inc.	280,000	3,563,712
AstraZeneca PLC (United Kingdom)	180,000	11,970,266
Avexis, Inc. (a)	7,400	715,802
Bristol-Myers Squibb Co.	168,000	10,708,320
Dechra Pharmaceuticals PLC	220,000	6,013,920
Eisai Co. Ltd.	90,000	4,619,773
Indivior PLC (a)	317,181	1,443,802
Jazz Pharmaceuticals PLC (a)	60,000	8,775,000
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	599,937	5,403,887
Mallinckrodt PLC (a)	110,000	4,110,700
Sanofi SA	92,000	9,158,294
The Medicines Company (a)(b)	114,900	4,255,896
TherapeuticsMD, Inc. (a)(b)	760,000	4,020,400
Theravance Biopharma, Inc. (a)(b)	146,000	4,999,040
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	660,000	1,914,510
		126,352,422
TOTAL COMMON STOCKS
(Cost $555,263,096)		748,063,128

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.4%
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(c)(d)	181,172	1,299,003
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc. Series C (c)(d)	308,701	799,999
Textiles, Apparel & Luxury Goods - 0.1%
Textiles - 0.1%
Harmony Biosciences II, Inc. Series A (c)(d)	1,195,827	1,195,827

TOTAL CONVERTIBLE PREFERRED STOCKS		3,294,829

Nonconvertible Preferred Stocks - 0.5%
Health Care Equipment & Supplies - 0.5%
Health Care Equipment - 0.5%
Sartorius AG (non-vtg.)	40,000	3,823,683
TOTAL PREFERRED STOCKS
(Cost $7,192,147)		7,118,512

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 1.09%(e)	10,275,434	10,277,490
Fidelity Securities Lending Cash Central Fund 1.10%(e)(f)	52,863,652	52,874,224
TOTAL MONEY MARKET FUNDS
(Cost $63,143,621)		63,151,714
TOTAL INVESTMENT IN SECURITIES - 106.6%
(Cost $625,598,864)		818,333,354
NET OTHER ASSETS (LIABILITIES) - (6.6)%		(50,522,641)
NET ASSETS - 100%		$767,810,713

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,180,012 or 0.8% of net assets.

 (d) Level 3 instrument

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$1,193,163
Harmony Biosciences II, Inc. Series A	9/22/17	$1,195,827
Outset Medical, Inc. Series C	4/19/17	$799,999
RPI International Holdings LP	5/21/15 - 3/23/16	$2,801,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,608
Fidelity Securities Lending Cash Central Fund	410,422
Total	$468,030

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$748,063,128	$720,485,673	$24,692,272	$2,885,183
Preferred Stocks	7,118,512	3,823,683	--	3,294,829
Money Market Funds	63,151,714	63,151,714	--	--
Total Investments in Securities:	$818,333,354	$787,461,070	$24,692,272	$6,180,012

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Real Estate Portfolio

September 30, 2017

VIPRE-QTLY-1117
1.808791.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 96.6%
REITs - Apartments - 19.6%
American Homes 4 Rent Class A	416,900	$9,050,899
AvalonBay Communities, Inc.	140,542	25,075,503
Education Realty Trust, Inc.	140,900	5,062,537
Equity Residential (SBI)	148,970	9,821,592
Essex Property Trust, Inc.	71,348	18,124,532
Mid-America Apartment Communities, Inc.	157,417	16,824,729
		83,959,792
REITs - Diversified - 8.0%
Corrections Corp. of America	62,500	1,673,125
Digital Realty Trust, Inc.	22,700	2,686,091
Duke Realty Corp.	399,400	11,510,708
Equinix, Inc.	23,000	10,264,900
Washington REIT (SBI)	249,800	8,183,448
		34,318,272
REITs - Health Care - 11.0%
Healthcare Realty Trust, Inc.	248,600	8,039,724
Sabra Health Care REIT, Inc.	80,914	1,775,253
Ventas, Inc.	336,910	21,942,948
Welltower, Inc.	220,928	15,526,820
		47,284,745
REITs - Hotels - 5.6%
DiamondRock Hospitality Co.	613,000	6,712,350
Host Hotels & Resorts, Inc.	463,278	8,566,010
Sunstone Hotel Investors, Inc.	541,200	8,697,084
		23,975,444
REITs - Management/Investment - 1.8%
American Assets Trust, Inc.	92,901	3,694,673
American Tower Corp.	8,800	1,202,784
CoreSite Realty Corp.	23,600	2,640,840
		7,538,297
REITs - Manufactured Homes - 2.6%
Equity Lifestyle Properties, Inc.	132,710	11,290,967
REITs - Office Property - 17.5%
Boston Properties, Inc.	163,077	20,038,902
Corporate Office Properties Trust (SBI)	250,200	8,214,066
Douglas Emmett, Inc.	311,700	12,287,214
Highwoods Properties, Inc. (SBI)	228,100	11,881,729
Hudson Pacific Properties, Inc.	313,075	10,497,405
SL Green Realty Corp.	120,000	12,158,400
		75,077,716
REITs - Regional Malls - 9.8%
General Growth Properties, Inc.	670,453	13,925,309
Simon Property Group, Inc.	149,699	24,103,036
Taubman Centers, Inc.	80,600	4,005,820
		42,034,165
REITs - Shopping Centers - 5.1%
Acadia Realty Trust (SBI)	102,100	2,922,102
Cedar Realty Trust, Inc.	613,391	3,447,257
DDR Corp.	457,100	4,187,036
Urban Edge Properties	466,805	11,259,337
		21,815,732
REITs - Storage - 8.0%
Extra Space Storage, Inc.	205,200	16,399,584
Public Storage	84,355	18,051,126
		34,450,710
REITs - Warehouse/Industrial - 7.3%
DCT Industrial Trust, Inc.	243,850	14,123,792
Prologis, Inc.	207,037	13,138,568
Rexford Industrial Realty, Inc.	95,100	2,721,762
Terreno Realty Corp.	39,481	1,428,423
		31,412,545
Specialized REITs - 0.3%
Safety Income and Growth, Inc.	56,100	1,045,704

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		414,204,089

Hotels, Restaurants & Leisure - 1.6%
Hotels, Resorts & Cruise Lines - 1.6%
Marriott International, Inc. Class A	61,900	6,825,094
Real Estate Management & Development - 0.5%
Real Estate Operating Companies - 0.5%
Vonovia SE	50,700	2,157,204
TOTAL COMMON STOCKS
(Cost $334,095,987)		423,186,387

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.09% (a)
(Cost $4,140,523)	4,139,695	4,140,523
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $338,236,510)		427,326,910
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,452,772
NET ASSETS - 100%		$428,779,682

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,318
Fidelity Securities Lending Cash Central Fund	354
Total	$42,672

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Energy Portfolio

September 30, 2017

VNR-QTLY-1117
1.807722.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Chemicals - 1.9%
Commodity Chemicals - 1.9%
LG Chemical Ltd.	2,326	$796,241
LyondellBasell Industries NV Class A	44,500	4,407,725
		5,203,966
Electric Utilities - 0.9%
Electric Utilities - 0.9%
NextEra Energy, Inc.	17,100	2,506,005
Energy Equipment & Services - 15.2%
Oil & Gas Drilling - 1.7%
Nabors Industries Ltd.	76,200	614,934
Odfjell Drilling A/S (a)	218,750	843,195
Shelf Drilling Ltd.	266,300	2,089,742
Trinidad Drilling Ltd. (a)	338,500	512,735
Xtreme Drilling & Coil Services Corp. (a)	355,000	623,082
		4,683,688
Oil & Gas Equipment & Services - 13.5%
Baker Hughes, a GE Co. Class A	102,300	3,746,226
C&J Energy Services, Inc.	16,700	500,499
Dril-Quip, Inc. (a)	48,044	2,121,143
Frank's International NV (b)	133,300	1,029,076
Halliburton Co.	272,000	12,520,160
National Oilwell Varco, Inc.	77,800	2,779,794
NCS Multistage Holdings, Inc.	61,900	1,490,552
Newpark Resources, Inc. (a)	250,100	2,501,000
Oceaneering International, Inc.	80,149	2,105,514
RigNet, Inc. (a)	86,200	1,482,640
Schlumberger Ltd.	84,909	5,923,252
Smart Sand, Inc. (b)	42,600	288,828
Tesco Corp. (a)	60,900	331,905
TETRA Technologies, Inc. (a)	158,300	452,738
Total Energy Services, Inc.	13,800	156,940
		37,430,267

TOTAL ENERGY EQUIPMENT & SERVICES		42,113,955

Gas Utilities - 0.5%
Gas Utilities - 0.5%
Indraprastha Gas Ltd.	59,495	1,340,847
Machinery - 0.2%
Industrial Machinery - 0.2%
ProPetro Holding Corp. (b)	42,100	604,135
Oil, Gas & Consumable Fuels - 80.1%
Integrated Oil & Gas - 14.7%
Chevron Corp.	178,131	20,930,392
Exxon Mobil Corp.	152,148	12,473,093
Occidental Petroleum Corp.	71,100	4,565,331
Suncor Energy, Inc.	76,000	2,663,578
		40,632,394
Oil & Gas Exploration & Production - 51.1%
Anadarko Petroleum Corp.	59,034	2,883,811
Cabot Oil & Gas Corp.	175,200	4,686,600
Callon Petroleum Co. (a)(b)	437,500	4,917,500
Centennial Resource Development, Inc.:
Class A	14,400	258,768
Class A	118,600	2,131,242
Cimarex Energy Co.	60,087	6,830,089
Concho Resources, Inc. (a)	43,100	5,677,132
ConocoPhillips Co.	55,600	2,782,780
Continental Resources, Inc. (a)	135,400	5,227,794
Devon Energy Corp.	176,900	6,493,999
Diamondback Energy, Inc. (a)	149,600	14,654,816
Encana Corp.	426,000	5,015,380
EOG Resources, Inc.	207,442	20,067,939
Extraction Oil & Gas, Inc.	124,759	1,920,041
Hess Corp.	37,300	1,748,997
Jagged Peak Energy, Inc. (b)	21,800	297,788
Marathon Oil Corp.	68,500	928,860
Matador Resources Co. (a)(b)	85,600	2,324,040
Murphy Oil Corp.	26,600	706,496
Newfield Exploration Co. (a)	206,000	6,112,020
Parsley Energy, Inc. Class A (a)	306,830	8,081,902
PDC Energy, Inc. (a)	67,234	3,296,483
Pioneer Natural Resources Co.	105,565	15,575,060
Range Resources Corp.	31,100	608,627
Resolute Energy Corp. (a)(b)	36,636	1,087,723
Ring Energy, Inc. (a)	84,200	1,220,058
RSP Permian, Inc. (a)	227,900	7,883,061
Seven Generations Energy Ltd. (a)	161,100	2,548,679
Viper Energy Partners LP	121,200	2,259,168
WPX Energy, Inc. (a)	261,800	3,010,700
		141,237,553
Oil & Gas Refining & Marketing - 6.8%
Andeavor	27,500	2,836,625
Delek U.S. Holdings, Inc.	209,177	5,591,301
Phillips 66 Co.	93,562	8,571,215
Reliance Industries Ltd.	134,816	1,611,971
World Fuel Services Corp.	3,665	124,280
		18,735,392
Oil & Gas Storage & Transport - 7.5%
Cheniere Energy, Inc. (a)	37,600	1,693,504
Enterprise Products Partners LP	123,800	3,227,466
GasLog Partners LP	36,900	857,925
Gener8 Maritime, Inc. (a)	360,486	1,625,792
Golar LNG Ltd.	62,200	1,406,342
Noble Midstream Partners LP	40,100	2,079,987
Noble Midstream Partners LP (c)	14,739	764,512
Plains GP Holdings LP Class A	31,200	682,344
Teekay LNG Partners LP	20,900	372,020
The Williams Companies, Inc.	263,700	7,913,637
		20,623,529

TOTAL OIL, GAS & CONSUMABLE FUELS		221,228,868

TOTAL COMMON STOCKS
(Cost $246,583,735)		272,997,776

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 1.09%(d)	2,665,336	2,665,869
Fidelity Securities Lending Cash Central Fund 1.10%(d)(e)	6,081,354	6,082,570
TOTAL MONEY MARKET FUNDS
(Cost $8,747,641)		8,748,439
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $255,331,376)		281,746,215
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(5,455,754)
NET ASSETS - 100%		$276,290,461

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $764,512 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$596,193

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,457
Fidelity Securities Lending Cash Central Fund	42,535
Total	$53,992

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Industrials Portfolio

September 30, 2017

VCY-QTLY-1117
1.807737.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Aerospace & Defense - 26.5%
Aerospace & Defense - 26.5%
Astronics Corp. (a)	22,900	$681,275
Astronics Corp. Class B	1,590	47,716
Axon Enterprise, Inc. (a)(b)	42,100	954,407
Elbit Systems Ltd.	6,500	956,020
General Dynamics Corp.	39,100	8,038,178
Huntington Ingalls Industries, Inc.	7,600	1,720,944
Northrop Grumman Corp.	32,100	9,235,812
Raytheon Co.	35,600	6,642,248
Rockwell Collins, Inc.	15,200	1,986,792
Teledyne Technologies, Inc. (a)	21,478	3,418,868
The Boeing Co.	20,000	5,084,200
TransDigm Group, Inc.	10,700	2,735,455
United Technologies Corp.	90,123	10,461,478
		51,963,393
Air Freight & Logistics - 1.4%
Air Freight & Logistics - 1.4%
XPO Logistics, Inc. (a)	40,200	2,724,756
Airlines - 2.5%
Airlines - 2.5%
Ryanair Holdings PLC sponsored ADR (a)	6,400	674,688
Southwest Airlines Co.	75,000	4,198,500
		4,873,188
Building Products - 3.9%
Building Products - 3.9%
A.O. Smith Corp.	46,784	2,780,373
Fortune Brands Home & Security, Inc.	32,800	2,205,144
Masco Corp.	66,200	2,582,462
		7,567,979
Commercial Services & Supplies - 4.1%
Diversified Support Services - 2.9%
Cintas Corp.	20,800	3,001,024
KAR Auction Services, Inc.	54,800	2,616,152
		5,617,176
Environmental & Facility Services - 1.2%
Waste Connection, Inc. (United States)	33,600	2,350,656

TOTAL COMMERCIAL SERVICES & SUPPLIES		7,967,832

Construction & Engineering - 4.5%
Construction & Engineering - 4.5%
AECOM (a)	142,334	5,239,315
Dycom Industries, Inc. (a)	14,200	1,219,496
KBR, Inc.	132,800	2,374,464
		8,833,275
Electrical Equipment - 7.6%
Electrical Components & Equipment - 6.9%
AMETEK, Inc.	60,100	3,969,004
Eaton Corp. PLC	51,400	3,947,006
Fortive Corp.	78,392	5,549,370
		13,465,380
Heavy Electrical Equipment - 0.7%
TPI Composites, Inc. (a)	62,287	1,391,492

TOTAL ELECTRICAL EQUIPMENT		14,856,872

Industrial Conglomerates - 9.9%
Industrial Conglomerates - 9.9%
3M Co.	4,700	986,530
General Electric Co.	354,946	8,582,594
Honeywell International, Inc.	69,427	9,840,583
		19,409,707
Machinery - 24.2%
Construction Machinery & Heavy Trucks - 11.4%
Allison Transmission Holdings, Inc.	102,100	3,831,813
Caterpillar, Inc.	86,800	10,824,827
PACCAR, Inc.	28,800	2,083,392
WABCO Holdings, Inc. (a)	27,800	4,114,400
Wabtec Corp. (b)	19,500	1,477,125
		22,331,557
Industrial Machinery - 12.8%
CIRCOR International, Inc.	3,500	190,505
Flowserve Corp.	34,300	1,460,837
Gardner Denver Holdings, Inc.	43,700	1,202,624
IDEX Corp.	23,940	2,907,992
Ingersoll-Rand PLC	44,600	3,976,982
Lincoln Electric Holdings, Inc.	15,200	1,393,536
Nordson Corp.	12,400	1,469,400
Parker Hannifin Corp.	18,200	3,185,364
Pentair PLC	34,794	2,364,600
Rexnord Corp. (a)	60,800	1,544,928
Snap-On, Inc.	30,400	4,529,904
Xylem, Inc.	12,300	770,349
		24,997,021

TOTAL MACHINERY		47,328,578

Professional Services - 2.3%
Human Resource & Employment Services - 0.8%
Robert Half International, Inc.	29,900	1,505,166
Research & Consulting Services - 1.5%
IHS Markit Ltd. (a)	67,700	2,984,216

TOTAL PROFESSIONAL SERVICES		4,489,382

Road & Rail - 9.1%
Railroads - 7.3%
Genesee & Wyoming, Inc. Class A (a)	18,400	1,361,784
Norfolk Southern Corp.	35,900	4,747,416
Union Pacific Corp.	71,000	8,233,870
		14,343,070
Trucking - 1.8%
J.B. Hunt Transport Services, Inc.	16,546	1,837,930
Old Dominion Freight Lines, Inc.	14,600	1,607,606
		3,445,536

TOTAL ROAD & RAIL		17,788,606

Trading Companies & Distributors - 2.7%
Trading Companies & Distributors - 2.7%
HD Supply Holdings, Inc. (a)	41,500	1,496,905
MSC Industrial Direct Co., Inc. Class A	9,800	740,586
Univar, Inc. (a)	105,600	3,055,008
		5,292,499
Water Utilities - 0.6%
Water Utilities - 0.6%
AquaVenture Holdings Ltd. (b)	84,700	1,143,450
TOTAL COMMON STOCKS
(Cost $147,375,343)		194,239,517

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.09% (c)	2,503,971	2,504,472
Fidelity Securities Lending Cash Central Fund 1.10% (c)(d)	3,054,568	3,055,178
TOTAL MONEY MARKET FUNDS
(Cost $5,559,345)		5,559,650
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $152,934,688)		199,799,167
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(4,079,583)
NET ASSETS - 100%		$195,719,584

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,574
Fidelity Securities Lending Cash Central Fund	8,186
Total	$22,760

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Telecommunications Portfolio

September 30, 2017

VTELP-QTLY-1117
1.856920.110

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Construction & Engineering - 0.8%
Construction & Engineering - 0.8%
Dycom Industries, Inc. (a)	4,800	$412,224
Diversified Telecommunication Services - 71.0%
Alternative Carriers - 19.1%
Cogent Communications Group, Inc.	38,963	1,905,291
Globalstar, Inc. (a)(b)	347,100	565,773
Iliad SA	617	163,968
Iridium Communications, Inc. (a)(b)	155,163	1,598,179
Level 3 Communications, Inc. (a)	42,730	2,277,082
ORBCOMM, Inc. (a)	26,531	277,780
Vonage Holdings Corp. (a)	164,200	1,336,588
Zayo Group Holdings, Inc. (a)	44,300	1,524,806
		9,649,467
Integrated Telecommunication Services - 51.9%
AT&T, Inc.	190,418	7,458,673
Atlantic Tele-Network, Inc.	10,300	542,810
CenturyLink, Inc. (b)	104,990	1,984,311
Cincinnati Bell, Inc. (a)	61,607	1,222,899
Consolidated Communications Holdings, Inc.	27,747	529,413
Frontier Communications Corp. (b)	29,553	348,430
General Communications, Inc. Class A (a)	40,540	1,653,627
Verizon Communications, Inc.	246,171	12,183,002
Windstream Holdings, Inc. (b)	127,083	224,937
		26,148,102

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		35,797,569

Equity Real Estate Investment Trusts (REITs) - 2.6%
Specialized REITs - 2.6%
American Tower Corp.	7,782	1,063,644
SBA Communications Corp. Class A (a)	1,636	235,666
		1,299,310
Internet Software & Services - 1.7%
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	8,700	423,864
Gogo, Inc. (a)(b)	37,100	438,151
		862,015
Media - 8.4%
Cable & Satellite - 8.3%
Comcast Corp. Class A	6,300	242,424
DISH Network Corp. Class A (a)	5,500	298,265
Liberty Broadband Corp. Class A (a)	11,100	1,045,398
Liberty Global PLC:
Class A (a)	4,700	159,377
Class C (a)	61,000	1,994,700
LiLAC Class C (a)	11,436	266,459
Megacable Holdings S.A.B. de CV unit	42,500	176,792
		4,183,415
Movies & Entertainment - 0.1%
Lions Gate Entertainment Corp. Class B	1,700	54,043

TOTAL MEDIA		4,237,458

Wireless Telecommunication Services - 15.2%
Wireless Telecommunication Services - 15.2%
Millicom International Cellular SA	2,800	184,296
NII Holdings, Inc. (a)	100,000	46,000
Shenandoah Telecommunications Co.	21,574	802,553
Sprint Corp. (a)(b)	175,616	1,366,292
T-Mobile U.S., Inc. (a)	56,028	3,454,686
Telephone & Data Systems, Inc.	43,825	1,222,279
U.S. Cellular Corp. (a)	15,700	555,780
		7,631,886
TOTAL COMMON STOCKS
(Cost $43,255,588)		50,240,462

Money Market Funds - 11.4%
Fidelity Cash Central Fund, 1.09% (c)	205,051	205,092
Fidelity Securities Lending Cash Central Fund 1.10% (c)(d)	5,541,498	5,542,606
TOTAL MONEY MARKET FUNDS
(Cost $5,746,884)		5,747,698
TOTAL INVESTMENT IN SECURITIES - 111.1%
(Cost $49,002,472)		55,988,160
NET OTHER ASSETS (LIABILITIES) - (11.1)%		(5,594,241)
NET ASSETS - 100%		$50,393,919

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,447
Fidelity Securities Lending Cash Central Fund	120,415
Total	$121,862

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Technology Portfolio

September 30, 2017

VTC-QTLY-1117
1.807723.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Air Freight & Logistics - 0.2%
Air Freight & Logistics - 0.2%
Best, Inc. ADR (a)	118,800	$1,422,036
Automobiles - 4.9%
Automobile Manufacturers - 4.9%
Tesla, Inc. (a)(b)	88,800	30,289,680
Biotechnology - 0.0%
Biotechnology - 0.0%
BeiGene Ltd. ADR (b)	500	51,730
Zai Lab Ltd. ADR	5,000	135,000
		186,730
Chemicals - 0.6%
Industrial Gases - 0.1%
SK Materials Co., Ltd.	4,406	679,492
Specialty Chemicals - 0.5%
Duk San Neolux Co. Ltd.	51,562	981,602
Soulbrain Co. Ltd.	21,494	1,276,366
Tokyo Ohka Kogyo Co. Ltd.	26,000	924,239
		3,182,207

TOTAL CHEMICALS		3,861,699

Communications Equipment - 0.2%
Communications Equipment - 0.2%
Applied Optoelectronics, Inc. (a)(b)	14,700	950,649
Diversified Consumer Services - 1.8%
Education Services - 1.8%
New Oriental Education & Technology Group, Inc. sponsored ADR	52,600	4,642,476
TAL Education Group ADR	199,938	6,739,910
		11,382,386
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
GDS Holdings Ltd. ADR	76,400	860,264
Diversified Telecommunication Services - 0.1%
Integrated Telecommunication Services - 0.1%
Bharti Infratel Ltd.	73,609	449,025
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Rockwell Automation, Inc.	6,400	1,140,544
Electronic Equipment & Components - 7.0%
Electronic Components - 2.3%
Genius Electronic Optical Co. Ltd. (b)	46,000	592,171
Largan Precision Co. Ltd.	12,000	2,105,818
Lens Technology Co. Ltd. Class A	311,561	1,348,159
Sunny Optical Technology Group Co. Ltd.	482,000	7,663,526
TDK Corp.	22,600	1,534,450
Universal Display Corp.	7,212	929,266
		14,173,390
Electronic Equipment & Instruments - 3.8%
Chroma ATE, Inc.	1,086,415	3,827,294
Cognex Corp.	30,200	3,330,456
Hexagon AB (B Shares)	30,700	1,521,638
National Instruments Corp.	29,100	1,227,147
Test Research, Inc.	844,000	1,161,532
Topcon Corp.	162,100	2,855,207
Trimble, Inc. (b)	245,570	9,638,623
		23,561,897
Electronic Manufacturing Services - 0.3%
AIC, Inc.	6,000	10,292
Merry Electronics Co. Ltd.	341,000	2,144,372
		2,154,664
Technology Distributors - 0.6%
Dell Technologies, Inc. (b)	46,000	3,551,660

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		43,441,611

Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (b)(c)	300	0
Health Care Supplies - 0.1%
Hoya Corp.	17,100	923,195

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		923,195

Health Care Technology - 0.1%
Health Care Technology - 0.1%
athenahealth, Inc. (b)	6,600	820,776
Household Durables - 0.2%
Consumer Electronics - 0.2%
Sony Corp. sponsored ADR	38,200	1,426,388
Internet & Direct Marketing Retail - 1.4%
Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. (b)	3,600	3,460,860
China Internet Plus Holdings Ltd. Class B (c)(d)	141,569	791,238
Cogobuy Group	56,000	34,410
JD.com, Inc. sponsored ADR (b)	29,300	1,119,260
Netflix, Inc. (b)	17,300	3,137,355
		8,543,123
Internet Software & Services - 23.7%
Internet Software & Services - 23.7%
58.com, Inc. ADR (b)	69,640	4,397,070
Akamai Technologies, Inc. (b)	79,500	3,873,240
Alibaba Group Holding Ltd. sponsored ADR (b)	104,500	18,048,195
Alphabet, Inc.:
Class A (b)	25,000	24,343,000
Class C (b)	28,861	27,680,874
Apptio, Inc. Class A	500	9,235
CoStar Group, Inc. (b)	5,400	1,448,550
eGain Communications Corp. (b)	113,400	306,180
Endurance International Group Holdings, Inc. (b)	92,500	758,500
Facebook, Inc. Class A (b)	233,389	39,879,178
GoDaddy, Inc. (b)	63,100	2,745,481
LogMeIn, Inc.	53,817	5,922,561
NetEase, Inc. ADR	21,500	5,671,915
New Relic, Inc. (b)	16,800	836,640
Nutanix, Inc. Class B (e)	6,397	143,229
Pandora Media, Inc. (a)(b)	31,300	241,010
SMS Co., Ltd.	98,400	3,134,983
Tencent Holdings Ltd.	81,700	3,571,981
Twilio, Inc. Class A (b)	1,100	32,835
Wix.com Ltd. (b)	16,700	1,199,895
Xunlei Ltd. sponsored ADR (a)(b)	192,407	817,730
Yandex NV Series A (b)	78,000	2,570,100
ZhongAn Online P & C Insurance Co. Ltd.	33,093	268,799
		147,901,181
IT Services - 5.6%
Data Processing & Outsourced Services - 3.1%
Fidelity National Information Services, Inc.	25,600	2,390,784
Fiserv, Inc. (b)	8,000	1,031,680
FleetCor Technologies, Inc. (b)	24,800	3,838,296
Global Payments, Inc.	21,000	1,995,630
PayPal Holdings, Inc. (b)	146,100	9,354,783
Total System Services, Inc.	12,200	799,100
		19,410,273
IT Consulting & Other Services - 2.5%
China Information Technology, Inc. (b)	42	48
Cognizant Technology Solutions Corp. Class A	171,400	12,433,356
CSRA, Inc.	12,300	396,921
DXC Technology Co.	28,600	2,456,168
		15,286,493

TOTAL IT SERVICES		34,696,766

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (b)	94,814	181,056
Machinery - 1.6%
Industrial Machinery - 1.6%
HIWIN Technologies Corp.	209,100	1,841,578
Minebea Mitsumi, Inc.	507,348	7,935,414
		9,776,992
Media - 0.0%
Advertising - 0.0%
iCar Asia Ltd. (b)	374,524	64,631
Metals & Mining - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (b)(c)	700	0
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Relo Holdings Corp.	28,400	648,638
Semiconductors & Semiconductor Equipment - 19.6%
Semiconductor Equipment - 6.4%
ASM Pacific Technology Ltd. (b)	688,100	9,909,782
Entegris, Inc. (b)	55,800	1,609,830
Experi Corp.	10,000	253,000
GlobalWafers Co. Ltd.	905,400	8,823,574
KLA-Tencor Corp.	12,900	1,367,400
Lam Research Corp.	46,000	8,511,840
Screen Holdings Co. Ltd.	23,500	1,628,971
Siltronic AG (b)	22,800	2,829,469
Sino-American Silicon Products, Inc.	936,000	1,938,379
SolarEdge Technologies, Inc. (b)	10,600	302,630
STR Holdings, Inc. (b)	433	91
Sumco Corp.	190,650	2,998,894
Veeco Instruments, Inc. (b)	7,115	152,261
		40,326,121
Semiconductors - 13.2%
Advanced Micro Devices, Inc. (a)(b)	466,000	5,941,500
Advanced Semiconductor Engineering, Inc.	1,287,000	1,576,177
ams AG	99,810	7,235,671
ASPEED Tech, Inc.	64,000	1,477,101
Broadcom Ltd.	22,900	5,554,166
Cavium, Inc. (b)	8,991	592,867
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	35,564	687,096
Cree, Inc. (b)	126,800	3,574,492
Global Unichip Corp.	99,000	627,449
Himax Technologies, Inc. sponsored ADR (a)	353,700	3,865,941
Inphi Corp. (b)	70,000	2,778,300
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	29,100	1,298,151
Macronix International Co. Ltd. (b)	43,290	65,990
Marvell Technology Group Ltd.	121,600	2,176,640
Mellanox Technologies Ltd. (b)	85,858	4,048,205
Micron Technology, Inc. (b)	277,300	10,906,209
Monolithic Power Systems, Inc.	21,300	2,269,515
Nanya Technology Corp.	2,281,000	6,443,545
NVIDIA Corp.	70,700	12,639,039
ON Semiconductor Corp. (b)	106,000	1,957,820
Qualcomm, Inc.	23,550	1,220,832
Renesas Electronics Corp. (b)	40,400	440,172
Silergy Corp.	24,000	549,172
Silicon Laboratories, Inc. (b)	19,100	1,526,090
Silicon Motion Technology Corp. sponsored ADR (a)	43,300	2,079,699
Skyworks Solutions, Inc.	400	40,760
Win Semiconductors Corp.	87,000	555,691
		82,128,290

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		122,454,411

Software - 19.1%
Application Software - 9.4%
Adobe Systems, Inc. (b)	45,200	6,742,936
Aspen Technology, Inc. (b)	6,700	420,827
Autodesk, Inc. (b)	190,600	21,396,756
Callidus Software, Inc. (b)	58,526	1,442,666
Ellie Mae, Inc. (b)	34,500	2,833,485
HubSpot, Inc. (b)	2,700	226,935
iFlytek Co. Ltd.	79,552	641,471
Intuit, Inc.	13,200	1,876,248
Parametric Technology Corp. (b)	97,800	5,504,184
Salesforce.com, Inc. (b)	89,600	8,370,432
Snap, Inc. Class A (a)(b)	99,400	1,445,276
Ultimate Software Group, Inc. (b)	28,800	5,460,480
Workday, Inc. Class A (b)	5,100	537,489
Workiva, Inc. (b)	21,300	444,105
Zendesk, Inc. (b)	39,000	1,135,290
		58,478,580
Home Entertainment Software - 4.5%
Activision Blizzard, Inc.	129,100	8,328,241
Electronic Arts, Inc. (b)	70,800	8,358,648
Nintendo Co. Ltd.	17,100	6,305,340
Nintendo Co. Ltd. ADR	39,400	1,810,430
Take-Two Interactive Software, Inc. (b)	31,400	3,210,022
		28,012,681
Systems Software - 5.2%
Microsoft Corp.	369,000	27,486,810
Tableau Software, Inc. (a)(b)	69,900	5,234,811
		32,721,621

TOTAL SOFTWARE		119,212,882

Technology Hardware, Storage & Peripherals - 9.8%
Technology Hardware, Storage & Peripherals - 9.8%
Apple, Inc.	394,315	60,771,824
HP, Inc.	2,217	44,251
Quanta Computer, Inc.	28,000	64,347
		60,880,422
TOTAL COMMON STOCKS
(Cost $414,019,119)		601,515,085

Convertible Preferred Stocks - 1.2%
Food & Staples Retailing - 0.2%
Food Retail - 0.2%
Roofoods Ltd. Series F (c)(d)	4,211	1,488,886
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
China Internet Plus Holdings Ltd.:
Series A-11 (b)(c)(d)	259,152	1,448,416
Series B (b)(c)(d)	401,913	2,246,316
		3,694,732
Internet Software & Services - 0.4%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (b)(c)(d)	45,124	2,200,798
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,559,704)		7,384,416

Money Market Funds - 9.5%
Fidelity Cash Central Fund, 1.11% (f)	10,465,569	10,467,662
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	48,950,131	48,959,921
TOTAL MONEY MARKET FUNDS
(Cost $59,422,820)		59,427,583
TOTAL INVESTMENT IN SECURITIES - 107.1%
(Cost $478,001,643)		668,327,084
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(44,577,970)
NET ASSETS - 100%		$623,749,114

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 instrument

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,175,654 or 1.3% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $143,229 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Class B	11/16/16	$398,984
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$819,141
China Internet Plus Holdings Ltd. Series B	12/11/15	$1,551,666
Roofoods Ltd. Series F	9/12/17	$1,488,886
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$700,011

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$84,147
Fidelity Securities Lending Cash Central Fund	131,866
Total	$216,013

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$601,515,085	$589,270,349	$11,453,498	$791,238
Convertible Preferred Stocks	7,384,416	--	--	7,384,416
Money Market Funds	59,427,583	59,427,583	--	--
Total Investments in Securities:	$668,327,084	$648,697,932	$11,453,498	$8,175,654

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$4,881,935
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	1,013,595
Cost of Purchases	1,488,886
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$7,384,416
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2017	$1,013,595
Investments in Securities
Beginning Balance	$398,984
Total Realized Gain (Loss)	(106,524)
Total Unrealized Gain (Loss)	498,778
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$791,238
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2017	$392,254

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$8,175,654	Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$5.59 - $353.57 / $80.59	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Financial Services Portfolio

September 30, 2017

VFS-QTLY-1117
1.807734.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Banks - 35.6%
Diversified Banks - 18.1%
Bank of America Corp.	386,896	$9,803,945
Citigroup, Inc.	157,039	11,423,016
JPMorgan Chase & Co.	64,654	6,175,104
Wells Fargo & Co.	104,896	5,785,014
		33,187,079
Regional Banks - 17.5%
Bank of the Ozarks, Inc.	42,600	2,046,930
CIT Group, Inc.	24,300	1,191,915
CoBiz, Inc.	63,756	1,252,168
East West Bancorp, Inc.	28,400	1,697,752
First Republic Bank	16,800	1,754,928
Huntington Bancshares, Inc.	665,300	9,287,588
PNC Financial Services Group, Inc.	46,300	6,239,851
Popular, Inc.	40,569	1,458,050
Preferred Bank, Los Angeles	6,300	380,205
Regions Financial Corp.	96,900	1,475,787
Signature Bank (a)	12,100	1,549,284
SunTrust Banks, Inc.	52,500	3,137,925
SVB Financial Group (a)	3,100	579,979
		32,052,362

TOTAL BANKS		65,239,441

Capital Markets - 25.3%
Asset Management & Custody Banks - 8.4%
Affiliated Managers Group, Inc.	14,484	2,749,498
BlackRock, Inc. Class A	8,400	3,755,556
Invesco Ltd.	88,800	3,111,552
Northern Trust Corp.	51,450	4,729,799
State Street Corp.	10,500	1,003,170
		15,349,575
Financial Exchanges & Data - 5.3%
CBOE Holdings, Inc.	40,427	4,351,158
Deutsche Borse AG	14,600	1,582,524
IntercontinentalExchange, Inc.	56,280	3,866,436
		9,800,118
Investment Banking & Brokerage - 11.6%
E*TRADE Financial Corp. (a)	136,700	5,961,487
Goldman Sachs Group, Inc.	28,270	6,705,361
Investment Technology Group, Inc.	43,946	972,964
TD Ameritrade Holding Corp.	156,800	7,651,840
		21,291,652

TOTAL CAPITAL MARKETS		46,441,345

Consumer Finance - 8.1%
Consumer Finance - 8.1%
Capital One Financial Corp.	119,135	10,085,969
Synchrony Financial	153,500	4,766,175
		14,852,144
Diversified Financial Services - 4.9%
Multi-Sector Holdings - 4.9%
Berkshire Hathaway, Inc. Class B (a)	48,628	8,914,485
Insurance - 21.1%
Insurance Brokers - 1.4%
Willis Group Holdings PLC	16,200	2,498,526
Life & Health Insurance - 4.7%
MetLife, Inc.	93,300	4,846,935
Torchmark Corp.	46,090	3,691,348
		8,538,283
Multi-Line Insurance - 2.9%
Hartford Financial Services Group, Inc.	96,900	5,371,167
Property & Casualty Insurance - 10.4%
Allstate Corp.	40,370	3,710,407
Chubb Ltd.	44,456	6,337,203
FNF Group	64,570	3,064,492
The Travelers Companies, Inc.	48,412	5,931,438
		19,043,540
Reinsurance - 1.7%
Reinsurance Group of America, Inc.	22,700	3,167,331

TOTAL INSURANCE		38,618,847

IT Services - 2.6%
Data Processing & Outsourced Services - 2.6%
Visa, Inc. Class A	17,740	1,866,958
WEX, Inc. (a)	25,300	2,839,166
		4,706,124
Thrifts & Mortgage Finance - 0.6%
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	64,700	810,691
Radian Group, Inc.	21,500	401,835
Washington Mutual, Inc. (a)(b)	5,300	0
		1,212,526
TOTAL COMMON STOCKS
(Cost $141,860,789)		179,984,912

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.11% (c)
(Cost $2,676,450)	2,675,915	2,676,450
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $144,537,239)		182,661,362
NET OTHER ASSETS (LIABILITIES) - 0.3%		612,983
NET ASSETS - 100%		$183,274,345

Legend

 (a) Non-income producing

 (b) Level 3 instrument

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,541
Fidelity Securities Lending Cash Central Fund	553
Total	$23,094

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$179,984,912	$179,984,912	$--	$--
Money Market Funds	2,676,450	2,676,450	--	--
Total Investments in Securities:	$182,661,362	$182,661,362	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Utilities Portfolio

September 30, 2017

VUT-QTLY-1117
1.807738.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Electric Utilities - 50.2%
Electric Utilities - 50.2%
Exelon Corp.	176,771	$6,658,964
FirstEnergy Corp.	132,023	4,070,269
Great Plains Energy, Inc.	219,406	6,648,002
NextEra Energy, Inc.	159,131	23,320,647
OGE Energy Corp.	79,226	2,854,513
PG&E Corp.	161,947	11,026,971
PNM Resources, Inc.	43,500	1,753,050
Southern Co.	125,200	6,152,328
Vistra Energy Corp.	179,555	3,355,883
Westar Energy, Inc.	56,300	2,792,480
		68,633,107
Equity Real Estate Investment Trusts (REITs) - 0.2%
Specialized REITs - 0.2%
InfraReit, Inc.	12,419	277,813
Gas Utilities - 0.4%
Gas Utilities - 0.4%
South Jersey Industries, Inc.	14,959	516,534
Independent Power and Renewable Electricity Producers - 9.7%
Independent Power Producers & Energy Traders - 6.7%
Dynegy, Inc. (a)	73,839	722,884
NRG Energy, Inc.	233,399	5,972,680
NRG Yield, Inc. Class C	41,874	808,168
The AES Corp.	147,900	1,629,858
		9,133,590
Renewable Electricity - 3.0%
NextEra Energy Partners LP	104,396	4,206,115

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		13,339,705

Multi-Utilities - 35.5%
Multi-Utilities - 35.5%
Avangrid, Inc. (b)	133,797	6,344,654
Black Hills Corp.	46,432	3,197,772
CenterPoint Energy, Inc.	163,968	4,789,505
Dominion Resources, Inc.	62,035	4,772,353
DTE Energy Co.	50,511	5,422,861
E.ON AG	63,611	721,122
Public Service Enterprise Group, Inc.	73,600	3,404,000
SCANA Corp.	64,672	3,135,945
Sempra Energy	146,581	16,729,290
		48,517,502
Oil, Gas & Consumable Fuels - 2.2%
Oil & Gas Storage & Transport - 2.2%
Cheniere Energy Partners LP Holdings LLC	59,724	1,497,878
Cheniere Energy, Inc. (a)	33,500	1,508,840
		3,006,718
TOTAL COMMON STOCKS
(Cost $106,768,348)		134,291,379

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.09%(c)	2,018,441	2,018,845
Fidelity Securities Lending Cash Central Fund 1.10%(c)(d)	825,121	825,286
TOTAL MONEY MARKET FUNDS
(Cost $2,844,048)		2,844,131
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $109,612,396)		137,135,510
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(477,723)
NET ASSETS - 100%		$136,657,787

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,241
Fidelity Securities Lending Cash Central Fund	833
Total	$14,074

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$134,291,379	$133,570,257	$721,122	$--
Money Market Funds	2,844,131	2,844,131	--	--
Total Investments in Securities:	$137,135,510	$136,414,388	$721,122	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Staples Portfolio

September 30, 2017

VCSP-QTLY-1117
1.856924.110

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Beverages - 25.8%
Brewers - 0.6%
China Resources Beer Holdings Co. Ltd.	18,666	$50,538
Molson Coors Brewing Co. Class B	21,100	1,722,604
		1,773,142
Distillers & Vintners - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.)	26,300	5,245,535
Kweichow Moutai Co. Ltd. (A Shares)	9,950	774,118
		6,019,653
Soft Drinks - 23.2%
Britvic PLC	95,900	970,863
Coca-Cola Bottling Co. Consolidated	13,030	2,811,223
Coca-Cola European Partners PLC	109,300	4,549,066
Coca-Cola HBC AG	6,720	227,371
Coca-Cola West Co. Ltd.	11,550	374,650
Fever-Tree Drinks PLC	28,082	822,965
Monster Beverage Corp. (a)	184,700	10,204,675
PepsiCo, Inc.	201,406	22,442,671
The Coca-Cola Co.	600,538	27,030,215
		69,433,699

TOTAL BEVERAGES		77,226,494

Biotechnology - 0.1%
Biotechnology - 0.1%
Enzymotec Ltd. (a)	28,900	330,905
Capital Markets - 0.6%
Diversified Capital Markets - 0.6%
Beijing Yanjing Brewery Co. Ltd. ELS (UBS Warrant Programme) warrants 9/24/18 (a)(b)	1,724,279	1,668,930
Food & Staples Retailing - 12.7%
Drug Retail - 6.5%
CVS Health Corp.	131,339	10,680,487
Rite Aid Corp. (a)	181,900	356,524
Walgreens Boots Alliance, Inc.	109,600	8,463,312
		19,500,323
Food Distributors - 1.2%
Sysco Corp.	56,900	3,069,755
United Natural Foods, Inc. (a)	12,200	507,398
		3,577,153
Food Retail - 1.2%
Kroger Co.	139,852	2,805,431
Sprouts Farmers Market LLC (a)	41,100	771,447
		3,576,878
Hypermarkets & Super Centers - 3.8%
Costco Wholesale Corp.	52,900	8,690,941
Wal-Mart Stores, Inc.	34,404	2,688,329
		11,379,270

TOTAL FOOD & STAPLES RETAILING		38,033,624

Food Products - 17.6%
Agricultural Products - 1.3%
Bunge Ltd.	28,700	1,993,502
Darling International, Inc. (a)	65,000	1,138,800
Ingredion, Inc.	5,900	711,776
		3,844,078
Packaged Foods & Meats - 16.3%
Blue Buffalo Pet Products, Inc. (a)(c)	110,000	3,118,500
ConAgra Foods, Inc.	71,200	2,402,288
Danone SA	12,259	962,869
Hostess Brands, Inc. Class A (a)	9,400	128,404
JBS SA	571,500	1,533,792
Kellogg Co.	59,900	3,735,963
Mondelez International, Inc.	235,900	9,591,694
Post Holdings, Inc. (a)	21,400	1,888,978
Snyders-Lance, Inc.	14,300	545,402
The Hain Celestial Group, Inc. (a)	92,680	3,813,782
The Hershey Co.	11,300	1,233,621
The J.M. Smucker Co.	41,200	4,323,116
The Kraft Heinz Co.	93,000	7,212,150
The Simply Good Foods Co.	345,100	4,041,121
TreeHouse Foods, Inc. (a)	66,200	4,483,726
		49,015,406

TOTAL FOOD PRODUCTS		52,859,484

Hotels, Restaurants & Leisure - 0.8%
Restaurants - 0.8%
U.S. Foods Holding Corp. (a)	93,900	2,507,130
Household Durables - 0.2%
Housewares & Specialties - 0.2%
Newell Brands, Inc.	14,672	626,054
Household Products - 15.9%
Household Products - 15.9%
Colgate-Palmolive Co.	75,690	5,514,017
Essity AB Class B	170,600	4,641,550
Procter & Gamble Co.	332,707	30,269,684
Reckitt Benckiser Group PLC	7,976	728,752
Spectrum Brands Holdings, Inc. (c)	60,300	6,386,976
		47,540,979
Paper & Forest Products - 0.5%
Forest Products - 0.5%
Svenska Cellulosa AB (SCA) (B Shares)	180,000	1,524,881
Personal Products - 8.9%
Personal Products - 8.9%
Avon Products, Inc. (a)	1,127,400	2,626,842
Coty, Inc. Class A	474,848	7,849,237
Estee Lauder Companies, Inc. Class A	37,600	4,054,784
Herbalife Ltd. (a)(c)	45,200	3,065,916
Ontex Group NV	27,300	929,741
Unilever NV (Certificaten Van Aandelen) (Bearer)	138,378	8,179,652
		26,706,172
Tobacco - 15.7%
Tobacco - 15.7%
Altria Group, Inc.	192,296	12,195,412
British American Tobacco PLC sponsored ADR	111,896	6,987,905
Imperial Tobacco Group PLC	9,268	395,425
Japan Tobacco, Inc.	8,900	291,697
Philip Morris International, Inc.	243,734	27,056,911
		46,927,350
TOTAL COMMON STOCKS
(Cost $247,971,365)		295,952,003

Convertible Preferred Stocks - 0.7%
Internet & Direct Marketing Retail - 0.7%
Internet & Direct Marketing Retail - 0.7%
The Honest Co., Inc.:
Series D (a)(d)(e)	32,783	1,105,879
Series E (d)(e)	51,008	1,000,002
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,499,988)		2,105,881

Money Market Funds - 2.7%
Fidelity Securities Lending Cash Central Fund 1.10%(f)(g)
(Cost $8,170,942)	8,170,164	8,171,798
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $258,642,295)		306,229,682
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(6,632,306)
NET ASSETS - 100%		$299,597,376

Security Type Abbreviations

ELS – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,668,930 or 0.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,105,881 or 0.7% of net assets.

 (e) Level 3 instrument

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/3/15	$1,499,986
The Honest Co., Inc. Series E	9/28/17	$1,000,002

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,168
Fidelity Securities Lending Cash Central Fund	243,472
Total	$248,640

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$295,952,003	$284,411,800	$11,540,203	$--
Convertible Preferred Stocks	2,105,881	--	--	2,105,881
Money Market Funds	8,171,798	8,171,798	--	--
Total Investments in Securities:	$306,229,682	$292,583,598	$11,540,203	$2,105,881

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017